MORGAN STANLEY MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS [|] FEBRUARY 28, 2002

DEAR SHAREHOLDER:

For most investors, the six-month period ended February 28, 2002, was an extraordinarily difficult time to be in the market. The uncertainty about the economy and corporate profits that had already existed before September 11 was further exacerbated by the terrorist attacks. The Federal Reserve Board responded to the slowdown in economic activity by aggressively easing monetary policy to augment the federal government's expansionary fiscal policy. These government stimuli, combined with declining energy prices and low mortgage rates, provided a massive stimulus to the U.S. economy. Many economists had been forecasting negative GDP growth well into 2002 with no bottom in sight for the economy or corporate profits. However, after the unprecedented amount of economic stimulus many forecasters began to pull forward their forecasts for recovery. The equity markets began to discount a turnaround in economic and corporate profits growth, and recovered sharply from depressed levels.

In January and February the stock market trended down. Factors weighing upon it included the failure of the U.S. government to pass a fiscal stimulus package and a growing awareness that a number of Fortune 500 companies, Enron most notably, had allowed serious lapses to occur in corporate governance.


PERFORMANCE

For the six-month period ended February 28, 2002, Morgan Stanley Market Leader Trust's Class B shares posted a total return of -5.74 percent compared to -1.67 percent for the Standard & Poor's 500 Index (S&P 500).* For the same period, the Fund's Class A, C and D shares posted total returns of -5.36 percent, -5.80 percent and -5.31 percent, respectively. Performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to the S&P 500 can be attributed partially to its slight overweightings in technology and communications stocks, which we reduced to market weightings by the end of the period. On the positive side, the Fund's investments in some value-oriented industries provided balance to its technology exposure, tempering its decline.


PORTFOLIO STRATEGY

The Fund continues to focus on companies that are recognized as leaders in their respective industries and that we believe have the ability to expand their businesses both domestically and internationally in this difficult economic environment. The Fund maintains a flexible approach by investing some of its assets in companies that are considered value stocks.

--------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS [|] FEBRUARY 28, 2002 continued

Among the value-oriented sectors the Fund emphasized during the period was health care. On February 28, 2002, that sector represented 16.3 percent of the Fund's portfolio versus 14.7 percent of the S&P 500. We believe that demographic trends in the United States, along with cost-efficient drugs and health-care delivery devices, will lead to solid underlying growth for health care issues going forward. Many of these stocks currently sell at below-market multiples. The Fund also overweighted energy, which on February 28 accounted for 12.9 percent of its portfolio but only 6.7 percent of the S&P 500. After several years of underinvestment, spending on oil and natural gas has increased, a trend we expect to continue. The Fund maintained a market weighting in technology because we are anticipating an earnings rebound later this year and the next.


LOOKING AHEAD

We are optimistic that the market-leading companies held in our portfolio will be able to withstand this very difficult and unpredictable economic environment. We believe it likely that the recession is behind us and a recovery well under way. However, the duration of the recovery and the strength of corporate profits are a bit more uncertain.

Although we do not appear to have yet entered into a new bull market, we do believe that the worst is probably past. We consider it likely that 2002 will see a volatile market environment offering considerable growth opportunities. In our view, stock picking will be paramount in this market and adhering to our valuation disciplines will become increasingly important.

We appreciate your ongoing support of Morgan Stanley Market Leader Trust and look forward to continuing to serve your investment needs.



Very truly yours,
[GRAPHIC OMITTED]                          [GRAPHIC OMITTED]




Charles A. Fiumefreddo                     Mitchell M. Merin
Chairman of the Board                      President

MORGAN STANLEY MARKET LEADER TRUST
FUND PERFORMANCE [|] FEBRUARY 28, 2002


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                          CLASS A SHARES*
---------------------------------------------------------------------
Period Ended 2/28/02
---------------------------
1 Year                          (17.85)%(1)         (22.16)%(2)
Since Inception (7/28/97)         7.00 %(1)           5.75 %(2)


                          CLASS B SHARES**
---------------------------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
1 Year                          (18.49)%(1)         (22.57)%(2)
Since Inception (4/28/97)         7.76 %(1)           7.45 %(2)


                          CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
1 Year                          (18.52)%(1)         (19.34)%(2)
Since Inception (7/28/97)         6.25 %(1)           6.25 %(2)


                          CLASS D SHARES#
--------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
1 Year                          (17.68)%(1)
Since Inception (7/28/97)         7.28 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#     Class D shares have no sales charge.

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS [|] FEBRUARY 28, 2002 (UNAUDITED)


      NUMBER OF
       SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       COMMON STOCKS (94.6%)
                       BASIC MATERIALS
                       Aluminum (0.7%)
105,000                Alcoa, Inc. ........................   $  3,944,850
                                                              ------------
                       Chemicals: Major Diversified (0.5%)
 92,500                Dow Chemical Co. (The) .............      2,893,400
                                                              ------------
                       Precious Metals (1.4%)
345,000                Newmont Mining Corp. ...............      8,321,400
                                                              ------------
                       Pulp & Paper (0.8%)
 85,000                Bowater, Inc. ......................      4,381,750
                                                              ------------
                       Other Metals/Minerals (1.1%)
170,000                Phelps Dodge Corp. .................      6,444,700
                                                              ------------
                       Tobacco (3.1%)
 38,100                Loews Corp. - Carolina
                       Group* .............................      1,133,475
315,000                Philip Morris Companies, Inc. ......     16,587,900
                                                              ------------
                                                                17,721,375
                                                              ------------
                       TOTAL BASIC MATERIALS ..............     43,707,475
                                                              ------------
                       CAPITAL GOODS
                       Home Building (0.8%)
 80,000                Lennar Corp. .......................      4,416,800
                                                              ------------
                       Home Improvement Chains (1.4%)
162,100                Home Depot, Inc. (The) .............      8,105,000
                                                              ------------
                       Industrial Conglomerates (3.8%)
365,900                General Electric Co. ...............     14,087,150
145,000                Tyco International Ltd.
                         (Bermuda) ........................      4,219,500
 47,400                United Technologies Corp. ..........      3,457,830
                                                              ------------
                                                                21,764,480
                                                              ------------
                       Industrial Machinery (1.5%)
190,800                Roper Industries, Inc. .............      8,919,900
                                                              ------------
                       Industrial Specialties (0.4%)
 46,000                Millipore Corp. ....................      2,401,200
                                                              ------------
                       Metal Fabrications (0.1%)
280,000                Atchison Casting Corp.* ............        448,000
                                                              ------------


      NUMBER OF
       SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Trucks/Construction/Farm
                       Machinery (0.4%)
 50,000                Deere & Co. ........................   $  2,396,500
                                                              ------------
                       TOTAL CAPITAL GOODS ................     48,451,880
                                                              ------------
                       ENERGY
                       Contract Drilling (2.0%)
320,000                Noble Drilling Corp.* ..............     11,273,600
                                                              ------------
                       Electric Utilities (0.9%)
150,000                Duke Energy Corp. ..................      5,295,000
                                                              ------------
                       Electronic Production Equipment (0.1%)
 31,133                Mykrolis Corp.* ....................        330,014
                                                              ------------
                       Integrated Oil (4.5%)
 63,550                ChevronTexaco Corp. ................      5,366,162
280,000                Conoco Inc. ........................      7,744,800
195,000                PanCanadian Energy Corp. ...........      5,626,881
120,000                Phillips Petroleum Co. .............      7,093,200
                                                              ------------
                                                                25,831,043
                                                              ------------
                       Oil & Gas Production (2.2%)
140,800                Apache Corp. .......................      7,427,200
117,000                Devon Energy Corp. .................      5,110,560
                                                              ------------
                                                                12,537,760
                                                              ------------
                       Oilfield Services/Equipment (2.9%)
255,000                Baker Hughes Inc. ..................      9,004,050
465,000                Halliburton Co. ....................      7,653,900
                                                              ------------
                                                                16,657,950
                                                              ------------
                       Oil Refining/Marketing (0.3%)
140,000                Tesoro Petroleum* ..................      1,638,000
                                                              ------------
                       TOTAL ENERGY .......................     73,563,367
                                                              ------------
                       ENTERTAINMENT & LEISURE
                       Cable/Satellite TV (1.8%)
302,000                Comcast Corp. (Class A
                         Special)* ........................     10,228,740
                                                              ------------
                       Media Conglomerates (2.5%)
180,000                AOL Time Warner Inc.* ..............      4,464,000
210,000                Viacom, Inc. (Class B) * ...........      9,775,500
                                                              ------------
                                                                14,239,500
                                                              ------------


                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS [|] FEBRUARY 28, 2002 (UNAUDITED) continued


      NUMBER OF
       SHARES                                                    VALUE
--------------------------------------------------------------------------------
                       Restaurants (0.6%)
130,700                McDonald's Corp. ...................   $  3,411,270
                                                              ------------
                       TOTAL ENTERTAINMENT & LEISURE            27,879,510
                                                              ------------
                       FINANCIAL SERVICES
                       Finance/Rental/Leasing (3.3%)
246,000                Fannie Mae .........................     19,249,500
                                                              ------------
                       Financial Conglomerates (3.9%)
287,666                Citigroup, Inc. ....................     13,016,887
337,000                J.P. Morgan Chase & Co. ............      9,857,250
                                                              ------------
                                                                22,874,137
                                                              ------------
                       Financial Publishing/Services (0.9%)
170,000                SunGard Data Systems Inc.* .........      5,247,900
                                                              ------------
                       Investment Banks/Brokers (2.0%)
204,000                Lehman Brothers Holdings,
                         Inc. .............................     11,526,000
                                                              ------------
                       Major Banks (2.4%)
370,000                Bank of New York Co., Inc. .........     13,926,800
                                                              ------------
                       Multi-Line Insurance (2.3%)
178,500                American International Group,
                         Inc. .............................     13,203,645
                                                              ------------
                       Property - Casualty Insurers (1.3%)
 80,000                XL Capital Ltd. (Class A)
                         (Bermuda) ........................      7,620,800
                                                              ------------
                       Savings Banks (1.7%)
303,000                Washington Mutual, Inc. ............      9,856,590
                                                              ------------
                       TOTAL FINANCIAL SERVICES ...........    103,505,372
                                                              ------------
                       HEALTHCARE
                       Biotechnology (2.2%)
105,000                Amgen Inc.* ........................      6,087,900
 75,000                Genentech, Inc.* ...................      3,540,000
 70,000                MedImmune, Inc.* ...................      2,886,100
                                                              ------------
                                                                12,514,000
                                                              ------------
                       Hospital/Nursing Management (1.3%)
185,000                HCA Inc. ...........................      7,535,050
                                                              ------------
                       Pharmaceuticals: Major (11.1%)
130,500                American Home Products
                         Corp. ............................      8,293,275
255,000                Bristol-Myers Squibb Co. ...........     11,985,000


      NUMBER OF
       SHARES                                                     VALUE
--------------------------------------------------------------------------------
181,000                Johnson & Johnson ..................   $ 11,022,900
237,200                Merck & Co., Inc. ..................     14,547,476
463,700                Pfizer, Inc. .......................     18,993,151
                                                              ------------
                                                                64,841,802
                                                              ------------
                       Pharmaceuticals: Other (0.6%)
 55,000                Allergan, Inc. .....................      3,566,200
                                                              ------------
                       Services to the Health Industry (1.1%)
 80,000                Laboratory Corp. of America
                         Holdings* ........................      6,518,400
                                                              ------------
                       TOTAL HEALTHCARE ...................     94,975,452
                                                              ------------
                       RETAIL
                       Discount Stores (4.5%)
275,000                Target Corp. .......................     11,522,500
235,000                Wal-Mart Stores, Inc. ..............     14,572,350
                                                              ------------
                                                                26,094,850
                                                              ------------
                       Specialty Stores (0.8%)
255,000                Toys 'R' Us, Inc.* .................      4,541,550
                                                              ------------
                       TOTAL RETAIL .......................     30,636,400
                                                              ------------
                       TECHNOLOGY
                       Computer Communications (1.7%)
455,000                Avaya Inc.* ........................      2,434,250
506,000                Cisco Systems, Inc.* ...............      7,220,620
                                                              ------------
                                                                 9,654,870
                                                              ------------
                       Computer Peripherals (0.7%)
 77,000                Lexmark International, Inc. * ......      3,827,670
                                                              ------------
                       Computer Processing Hardware (1.9%)
205,000                Compaq Computer Corp. ..............      2,078,700
395,000                Concurrent Computer Corp.*..........      3,953,950
 30,000                International Business
                         Machines Corp. ...................      2,943,600
265,000                Sun Microsystems, Inc.* ............      2,255,150
                                                              ------------
                                                                11,231,400
                                                              ------------
                       Information Technology Services (1.1%)
105,000                Electronic Data Systems
                         Corp. ............................      6,198,150
                                                              ------------
                       Packaged Software (6.0%)
260,000                Microsoft Corp.* ...................     15,168,400
120,000                Network Associates, Inc.* ..........      2,846,400
315,000                Oracle Corp.* ......................      5,235,300

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS [|] FEBRUARY 28, 2002 (UNAUDITED) continued


 NUMBER OF
  SHARES                                               VALUE
-----------------------------------------------------------------
160,000      SAP AG (ADR) (Germany)* ..........       $  5,467,200
172,000      VERITAS Software Corp.* ..........          6,104,280
                                                      ------------
                                                        34,821,580
                                                      ------------
             Semiconductors (3.2%)
334,000      Intel Corp. ......................          9,535,700
368,000      Taiwan Semiconductor
             Manufacturing Co. Ltd.
             (ADR) (Taiwan)* ..................          5,980,000
100,000      Texas Instruments, Inc. ..........          2,935,000
                                                      ------------
                                                        18,450,700
                                                      ------------
             TOTAL TECHNOLOGY .................         84,184,370
                                                      ------------
             TELECOMMUNICATIONS
             Major Telecommunications (1.3%)
160,000      Verizon Communications Inc. ......          7,488,000
                                                      ------------
             TELECOMMUNICATION EQUIPMENT (2.9%)
111,000      Comverse Technology, Inc.* .......          1,737,150
200,000      Motorola, Inc. ...................          2,600,000
435,000      Nokia Corp. (ADR) (Finland) ......          9,034,950
145,000      Scientific-Atlanta, Inc. .........          3,243,650
                                                      ------------
                                                        16,615,750
                                                      ------------
             Wireless Telecommunications (1.5%)
482,000      Sprint Corp. (PCS Group)* ........          4,458,500
210,000      Vodafone Group PLC (ADR)
             (United Kingdom) .................          3,990,000
                                                      ------------
                                                         8,448,500
                                                      ------------
             TOTAL TELECOMMUNICATIONS .........         32,552,250
                                                      ------------
             TRANSPORTATION
             Airlines (1.1%)
310,000      Southwest Airlines Co. ...........          6,544,100
                                                      ------------
             TOTAL COMMON STOCKS
             (Cost $554,122,882) ..............        546,000,176
                                                      ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                             VALUE
------------------------------------------------------------------
              CONVERTIBLE BONDS (0.2%)
              Telecommunication Equipment (0.1%)
$  600        Cyras Systems, Inc. - 144A**
              4.50% due 08/15/05 ..........           $    699,000
                                                      ------------
              Wireless Telecommunications (0.1%)
   850        Nextel Communications, Inc.
              5.25% due 01/15/10 ..........                427,125
                                                      ------------
              Total Convertible Bonds
              (Cost $1,574,532) ...........              1,126,125
                                                      ------------
              SHORT-TERM INVESTMENT (8.3%)
              REPURCHASE AGREEMENT
48,078        Joint repurchase agreement
              account 1.895% due
              03/01/02 (dated
              02/28/02; proceeds
              $48,080,531)(a)
              (Cost $48,078,000) ..........             48,078,000
                                                      ------------


Total Investments
(Cost $603,775,414) (b) .........         103.1 %      595,204,301
Liabilities in Excess of Other
Assets ..........................          (3.1)       (17,722,169)
                                          -----        ------------
Net Assets ......................         100.0 %     $577,482,132
                                          =====       ============


---------------------------
ADR  American Depository Receipt.
*       Non-income producing security.
**     Resale is restricted to qualified institutional investors.
(a)         Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $53,457,563 and the aggregate gross unrealized depreciation is $62,028,676, resulting in net unrealized depreciation of $8,571,113.


                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (unaudited)


ASSETS:
Investments in securities, at value
 (cost $603,775,414)..........................................     $595,204,301
Receivable for:
 Shares of beneficial interest sold ..........................        1,726,907
 Dividends ...................................................          493,733
Deferred organizational expenses .............................            1,489
Prepaid expenses and other assets ............................           97,341
                                                                   ------------
  TOTAL ASSETS ...............................................      597,523,771
                                                                   ------------
LIABILITIES:
Payable for:
  Investments purchased ......................................       18,617,135
  Shares of beneficial interest repurchased ..................          658,744
  Distribution fee ...........................................          371,293
  Investment management fee ..................................          332,000
Accrued expenses and other payables ..........................           62,467
                                                                   ------------
  TOTAL LIABILITIES ..........................................       20,041,639
                                                                   ------------
  NET ASSETS .................................................     $577,482,132
                                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..............................................     $685,706,109
Net unrealized depreciation ..................................       (8,571,114)
Accumulated net investment loss ..............................       (1,108,095)
Accumulated net realized loss ................................      (98,544,768)
                                                                   ------------
  NET ASSETS .................................................     $577,482,132
                                                                   ============
CLASS A SHARES:
Net Assets ...................................................      $13,373,213
Shares Outstanding (unlimited authorized, $.01 par value).....          972,006
  NET ASSET VALUE PER SHARE ..................................           $13.76
                                                                         ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ............           $14.52
                                                                         ======
CLASS B SHARES:
Net Assets ...................................................     $457,476,708
Shares Outstanding (unlimited authorized, $.01 par value).....       34,378,902
  Net Asset Value Per Share ..................................           $13.31
                                                                         ======
CLASS C SHARES:
Net Assets ...................................................      $22,062,603
Shares Outstanding (unlimited authorized, $.01 par value).....        1,654,824
  Net Asset Value Per Share ..................................           $13.33
                                                                         ======
CLASS D SHARES:
Net Assets ...................................................      $84,569,608
Shares Outstanding (unlimited authorized, $.01 par value).....        6,075,186
  NET ASSET VALUE PER SHARE ..................................           $13.92
                                                                         ======


                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the six months ended February 28, 2002 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends (net of $71,650 foreign withholding tax).........     $   3,317,745
Interest ..................................................           629,579
                                                                -------------
  TOTAL INCOME ............................................         3,947,324
                                                                -------------
EXPENSES
Distribution fee (Class A shares) .........................            15,399
Distribution fee (Class B shares) .........................         2,266,387
Distribution fee (Class C shares) .........................           108,569
Investment management fee .................................         2,101,280
Transfer agent fees and expenses ..........................           400,598
Registration fees .........................................            45,808
Shareholder reports and notices ...........................            36,253
Professional fees .........................................            28,000
Custodian fees ............................................            21,405
Trustees' fees and expenses ...............................             6,150
Organizational expenses ...................................             4,568
Other .....................................................             5,719
                                                                -------------
  TOTAL EXPENSES ..........................................         5,040,136
                                                                -------------
  NET INVESTMENT LOSS .....................................        (1,092,812)
                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
  Investments .............................................       (84,392,104)
  Foreign exchange transactions ...........................             4,281
                                                                -------------
  NET LOSS ................................................       (84,387,823)
                                                                -------------
Net change in unrealized depreciation .....................        50,438,506
                                                                -------------
  NET LOSS ................................................       (33,949,317)
                                                                -------------
NET DECREASE ..............................................     $ (35,042,129)
                                                                =============


                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS continued


STATEMENT OF CHANGES IN NET ASSETS


                                                                                          FOR THE SIX         FOR THE YEAR
                                                                                          MONTHS ENDED            ENDED
                                                                                       FEBRUARY 28, 2002     AUGUST 31, 2001
                                                                                      -------------------   ----------------
                                                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss .................................................................    $  (1,092,812)     $ (3,232,274)
Net realized loss ...................................................................      (84,387,823)      (13,160,015)
Net change in unrealized appreciation/depreciation ..................................       50,438,506      (224,998,124)
                                                                                         -------------      ------------
  NET DECREASE ......................................................................      (35,042,129)     (241,390,413)
                                                                                         -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares ......................................................................                -          (193,799)
Class B shares ......................................................................                -       (10,633,172)
Class C shares ......................................................................                -          (470,267)
Class D shares ......................................................................                -          (909,655)
                                                                                         -------------      ------------
  TOTAL DISTRIBUTIONS ...............................................................                -       (12,206,893)
                                                                                         -------------      ------------
Net increase from transactions in shares of beneficial interest .....................       45,602,340       165,554,705
                                                                                         -------------      ------------
  NET INCREASE (DECREASE) ...........................................................       10,560,211       (88,042,601)
                                                                                         -------------      ------------
NET ASSETS:
Beginning of period .................................................................      566,921,921       654,964,522
                                                                                         -------------      ------------
END OF PERIOD
(Including accumulated net investment losses of $1,108,095 and $26, respectively)....    $ 577,482,132      $566,921,921
                                                                                         =============      ============


                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS [|] FEBRUARY 28, 2002 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS [|] FEBRUARY 28, 2002 (UNAUDITED) continued


believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSACTION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS [|] FEBRUARY 28, 2002 (UNAUDITED) continued

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion and 0.725% to the portion of daily net assets in excess of $1 billion.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS [|] FEBRUARY 28, 2002 (UNAUDITED) continued


In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,920,477 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $499,811 and $3,286, respectively and received $37,248 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002 aggregated $262,776,887 and $193,102,249, respectively.

For the six months ended February 28, 2002, the Fund incurred brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, of $5,634 for portfolio transactions executed on behalf of the Fund.

For the six months ended February 28, 2002, the Fund incurred brokerage commissions of $97,176 with Morgan Stanley & Co., Inc., an affliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At February 28, 2002, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $1,694,679.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS [|] FEBRUARY 28, 2002 (UNAUDITED) continued


5. FEDERAL INCOME TAX STATUS

At August 31, 2001, the Fund had a net capital loss carryover of approximately $1,989,000 which will be available through August 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,975,000 during fiscal 2001.

At August 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                               FOR THE SIX                     FOR THE YEAR
                                              MONTHS ENDED                        ENDED
                                            FEBRUARY 28, 2002                AUGUST 31, 2001
                                     ------------------------------- --------------------------------
                                               (unaudited)
                                          SHARES          AMOUNT           SHARES          AMOUNT
                                     --------------- ---------------  --------------- ----------------
CLASS A SHARES
Sold ...............................       546,847    $   7,746,556         881,913    $   15,427,127
Reinvestment of distributions ......             -                -          10,363           185,605
Redeemed ...........................      (296,703)      (4,082,004)       (759,348)      (13,217,437)
                                          --------    -------------        --------    --------------
Net increase - Class A .............       250,144        3,664,552         132,928         2,395,295
                                          --------    -------------        --------    --------------
CLASS B SHARES
Sold ...............................     5,897,228       80,987,311      13,917,049       243,732,431
Reinvestment of distributions ......             -                -         559,255         9,775,788
Redeemed ...........................    (4,826,150)     (64,707,321)     (8,300,237)     (137,132,408)
                                        ----------    -------------      ----------    --------------
Net increase - Class B .............     1,071,078       16,279,990       6,176,067       116,375,811
                                        ----------    -------------      ----------    --------------
CLASS C SHARES
Sold ...............................       346,869        4,728,583         861,400        15,160,475
Reinvestment of distributions ......             -                -          25,096           439,676
Redeemed ...........................      (268,522)      (3,626,098)       (386,941)       (6,419,193)
                                        ----------    -------------      ----------    --------------
Net increase - Class C .............        78,347        1,102,485         499,555         9,180,958
                                        ----------    -------------      ----------    --------------
CLASS D SHARES
Sold ...............................     2,920,163       41,360,813       3,251,111        56,137,325
Reinvestment of distributions ......             -                -          46,069           832,474
Redeemed ...........................    (1,192,402)     (16,805,500)     (1,153,104)      (19,367,158)
                                        ----------    -------------      ----------    --------------
Net increase - Class D .............     1,727,761       24,555,313       2,144,076        37,602,641
                                        ----------    -------------      ----------    --------------
Net increase in Fund ...............     3,127,330    $  45,602,340       8,952,626    $  165,554,705
                                        ==========    =============       =========    ==============

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS [|] FEBRUARY 28, 2002 (UNAUDITED) continued

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At February 28, 2002, there were no outstanding forward contracts.

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                   FOR THE SIX                        FOR THE YEAR ENDED AUGUST 31,
                                                   MONTHS ENDED    -------------------------------------------------------------
                                                FEBRUARY 28, 2002         2001          2000             1999            1998
                                               ------------------- ------------- ---------------- ------------------ -----------
                                                   (unaudited)
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........       $14.54          $21.53            $15.29           $ 9.73           $10.82
                                                     ------          ------            ------           ------           ------
Income (loss) from investment operations:
 Net investment income (loss) ................         0.01            0.03              0.02            (0.05)           (0.01)
 Net realized and unrealized gain (loss) .....        (0.79)          (6.67)             7.05             5.61            (0.96)
                                                     ------          ------            ------           ------           ------
Total income (loss) from investment
 operations ..................................        (0.78)          (6.64)             7.07             5.56            (0.97)
                                                     ------          ------            ------           ------           ------
Less dividends and distributions from:
 Net investment income .......................          -               -                 -                -              (0.06)
 Net realized gain ...........................          -             (0.35)            (0.83)             -              (0.06)
                                                     ------          ------            ------          -------           ------
Total dividends and distributions ............          -             (0.35)            (0.83)             -              (0.12)
                                                     ------          ------            ------          -------           ------
Net asset value, end of period ...............       $13.76          $14.54            $21.53          $ 15.29           $ 9.73
                                                     ======          ======            ======          =======           ======
TOTAL RETURN+  ...............................        (5.36)%(1)     (31.16)%           47.49%           57.14 %          (8.98)%
RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................        1.20 %(2)(3)     1.13 %(3)         1.18%(3)         1.23 %(3)        1.31 %(3)
Net investment income (loss) .................        0.21 %(2)(3)     0.17 %(3)         0.08%(3)        (0.14)%(3)       (0.06)%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......      $13,373         $10,498           $12,677             $971             $319
Portfolio turnover rate ......................           38 %(1)         60 %              86%              83 %             68 %


                                                 FOR THE PERIOD
                                                 JULY 28, 1997*
                                                     THROUGH
                                                 AUGUST 31, 1997
                                               ------------------
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........       $10.90
                                                     ------
Income (loss) from investment operations:
 Net investment income (loss) ................         0.01
 Net realized and unrealized gain (loss) .....        (0.09)
                                                     ------
Total income (loss) from investment
 operations ..................................        (0.08)
                                                     ------
Less dividends and distributions from:
 Net investment income .......................          -
 Net realized gain ...........................          -
                                                     ------
Total dividends and distributions ............          -
                                                     ------
Net asset value, end of period ...............       $10.82
                                                     ======
TOTAL RETURN+  ...............................        (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................         1.89 %(2)
Net investment income (loss) .................         1.30 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......         $288
Portfolio turnover rate ......................           22 %(1)

------------
*     The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued


                                         FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                        MONTHS ENDED           ---------------------------------------------------------------------
                                     FEBRUARY 28, 2002#             2001#             2000#            1999#             1998#
                                  ------------------------     --------------      -------------    -------------   ----------------
                                         (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .........................            $14.12                $21.07             $15.09            $ 9.68           $10.81
                                             ------                ------             ------            ------           ------
Income (loss) from investment
 operations:
 Net investment income
  (loss) ........................             (0.04)                (0.10)             (0.13)            (0.12)           (0.09)
 Net realized and unrealized
  gain (loss) ...................             (0.77)                (6.50)              6.94              5.53            (0.95)
                                             ------                ------             ------            ------           ------
Total income (loss) from
 investment operations ..........             (0.81)                (6.60)              6.81              5.41            (1.04)
                                             ------                ------             ------            ------           ------
Less dividends and
 distributions from:
 Net investment income ..........               -                     -                  -                 -              (0.03)
 Net realized gain ..............               -                   (0.35)             (0.83)              -              (0.06)
                                            -------                ------             ------            ------           ------
Total dividends and
 distributions ..................               -                   (0.35)             (0.83)              -              (0.09)
                                            -------                ------             ------            ------           ------
Net asset value, end of period               $13.31                $14.12             $21.07            $15.09           $ 9.68
                                             ======                ======             ======            ======           ======
TOTAL RETURN+  ..................             (5.74)%(1)           (31.65)%            46.35 %           55.89 %          (9.65)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................              1.95 %(2)(4)          1.92 %(4)          1.93 %(4)         1.99 %(4)        2.06 %(4)
Net investment income (loss) ....             (0.54)%(2)(4)         (0.62)%(4)         (0.67)%(4)        (0.90)%(4)       (0.81)%(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ......................          $457,477              $470,236           $571,733          $189,534         $116,693
Portfolio turnover rate .........                38 %(1)               60 %               86 %              83 %             68 %


                                      FOR THE PERIOD
                                      APRIL 28, 1997*
                                          THROUGH
                                     AUGUST 31, 1997**
                                  ----------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .........................          $10.00
                                           ------
Income (loss) from investment
 operations:
 Net investment income
  (loss) ........................            0.04
 Net realized and unrealized
  gain (loss) ...................            0.77
                                           ------
Total income (loss) from
 investment operations ..........            0.81
                                           ------
Less dividends and
 distributions from:
 Net investment income ..........             -
 Net realized gain ..............             -
                                           ------
Total dividends and
 distributions ..................             -
                                           ------
Net asset value, end of period             $10.81
                                           ======
TOTAL RETURN+  ..................            8.10%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................            2.34%(2)(3)
Net investment income (loss) ....            1.21%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ......................        $107,298
Portfolio turnover rate .........              22%(1)

------------
*     Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued


                                                        FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31,
                                                       MONTHS ENDED        ---------------------------------------------------------
                                                     FEBRUARY 28, 2002        2001           2000          1999             1998
                                                   ----------------------  -----------    -----------   -----------     ------------
                                                        (unaudited)
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............       $14.15              $21.11         $15.12        $ 9.67        $10.81
                                                         ------              ------         ------        ------        ------
Income (loss) from investment operations:
 Net investment income (loss) ....................        (0.04)              (0.10)         (0.12)        (0.09)        (0.10)
 Net realized and unrealized gain (loss) .........        (0.78)              (6.51)          6.94          5.54         (0.94)
                                                         ------              ------         ------        ------        ------
Total income (loss) from investment
 operations ......................................        (0.82)              (6.61)          6.82          5.45         (1.04)
                                                         ------              ------         ------        ------        ------
Less dividends and distributions from:
 Net investment income ...........................          -                  -               -             -           (0.04)
 Net realized gain ...............................          -                 (0.35)          (0.83)          -           (0.06)
                                                         ------             ------         ------        ------        ------
Total dividends and distributions ................          -                 (0.35)          (0.83)          -           (0.10)
                                                         ------             ------         ------        ------        ------
Net asset value, end of period ...................       $13.33              $14.15         $21.11        $15.12        $ 9.67
                                                         ======              ======         ======        ======        ======
TOTAL RETURN+  ...................................        (5.80)%(1)         (31.64)%        46.33 %       56.36 %       (9.63)%
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................         1.95 %(2)(3)        1.92 %(3)      1.93 %(3)     1.75 %(3)      2.06 %(3)
Net investment income (loss) .....................        (0.54)%(2)(3)       (0.62)%(3)     (0.67)%(3)    (0.66)%(3)     (0.81)%(3)
Supplemental Data:
Net assets, end of period, in thousands ..........      $22,063             $22,299        $22,736        $2,723         $  937
Portfolio turnover rate ..........................           38 %(1)             60 %           86 %          83 %           68 %



                                                     FOR THE PERIOD
                                                     JULY 28, 1997*
                                                         THROUGH
                                                     AUGUST 31, 1997
                                                   ------------------
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............      $10.90
                                                        ------
Income (loss) from investment operations:
 Net investment income (loss) ....................        0.01
 Net realized and unrealized gain (loss) .........       (0.10)
                                                        ------
Total income (loss) from investment
 operations ......................................       (0.09)
                                                        ------
Less dividends and distributions from:
 Net investment income ...........................         -
 Net realized gain ...............................         -
                                                        ------
Total dividends and distributions ................         -
                                                        ------
Net asset value, end of period ...................      $10.81
                                                        ======
TOTAL RETURN+  ...................................       (0.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................        2.54 %(2)
Net investment income (loss) .....................        0.61 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........        $313
Portfolio turnover rate ..........................          22 %(1)

------------
*   The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued


                                                                                   FOR THE YEAR ENDED AUGUST 31,
                                                   FOR THE SIX     -----------------------------------------------------------
                                                   MONTHS ENDED
                                                FEBRUARY 28, 2002       2001           2000           1999            1998
                                               ------------------- -------------   -------------  ------------- --------------
                                                   (unaudited)
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........       $14.70            $21.70         $15.37        $ 9.74        $10.82
                                                     ------            ------         ------        ------        ------
Income (loss) from investment operations:
 Net investment income .......................         0.03              0.07           0.08           -             -
 Net realized and unrealized gain (loss) .....        (0.81)            (6.72)          7.08          5.63         (0.95)
                                                     ------            ------         ------        ------        ------
Total income (loss) from investment
 operations ..................................        (0.78)            (6.65)          7.16          5.63         (0.95)
                                                     ------            ------         ------        ------        ------
Less dividends and distributions from:
 Net investment income .......................          -                 -              -             -           (0.07)
 Net realized gain ...........................          -               (0.35)         (0.83)          -           (0.06)
                                                     ------            ------         ------        ------        ------
Total dividends and distributions ............          -               (0.35)         (0.83)          -           (0.13)
                                                     ------            ------         ------        ------        ------
Net asset value, end of period ...............       $13.92            $14.70         $21.70        $15.37        $ 9.74
                                                     ======            ======         ======        ======        ======
TOTAL RETURN+  ...............................        (5.31)%(1)        (30.96)%       47.84%        57.80%        (8.81)%
RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................         0.95 %(2)(3)        0.92 %(3)    0.93%(3)      0.99%(3)      1.06 %(3)
Net investment income ........................         0.46 %(2)(3)        0.38 %(3)    0.33%(3)      0.10%(3)      0.19 %(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......      $84,570            $63,888       $47,819          $554        $2,459
Portfolio turnover rate ......................           38 %(1)             60 %         86%           83%           68 %


                                                  FOR THE PERIOD
                                                 JULY 28, 1997*
                                                     THROUGH
                                                 AUGUST 31, 1997
                                               ------------------
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........      $10.90
                                                    ------
Income (loss) from investment operations:
 Net investment income .......................        0.02
 Net realized and unrealized gain (loss) .....       (0.10)
                                                    ------
Total income (loss) from investment
 operations ..................................       (0.08)
                                                    ------
Less dividends and distributions from:
 Net investment income .......................         -
 Net realized gain ...........................         -
                                                    ------
Total dividends and distributions ............         -
                                                    ------
Net asset value, end of period ...............      $10.82
                                                    ======
TOTAL RETURN+  ...............................       (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................        1.43 %(2)
Net investment income ........................        1.81 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......         $10
Portfolio turnover rate ......................          22 %(1)

------------
*     The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd Jr.
Vice President

Aaron Clark
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Services Company Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Funds Statement of Additional Information contains additional information about the Fund, including its trustees, It is available, without charge, by calling
(800)869-NEWS

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          36004RPT

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SEMI-ANNUAL REPORT
FEBRUARY 28, 2002